General information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
General information
Number of markets in which entity operates | item	80
Net monetary gain/(loss)	€ (31)		€ (10)
Trkiye
General information
Total assets increase/(reduction)	(7)	€ 42	8
Revenue increase/(reduction)	(1)	79	20
Operating profit increase/(reduction)	(14)	€ 7	1
Net monetary gain/(loss)	€ (31)		€ (10)